Fair value measurement - Additional Information (Detail)	12 Months Ended
Jun. 30, 2020 AUD ($)
Disclosure of fair value measurement of assets [line items]
Transfers between Level 1 and Level 2	$ 0
Transfers between Level 2 and Level 1	0
Transfers into Level 3	0
Transfers out of Level 3	$ 0
Milestone payment discount rate	35.00%
Bottom of range [member]
Disclosure of fair value measurement of assets [line items]
Milestone payment discount rate	35.00%
Top of range [member]
Disclosure of fair value measurement of assets [line items]
Milestone payment discount rate	55.00%